Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Parties

Note 8 – Related Parties

During the normal course of business, we incurred expenses related to services provided by our CEO or Company expenses paid by our CEO, resulting in related party payables, net of $368,904 and $429,432 as of December 31, 2020 and 2019. The related party payable to the CEO bears no interest payable and is due on demand.

There are related party notes payable of $2,000,000 outstanding as of December 31, 2020 as discussed in Note 4.

Copa Di Vino Corporation [Member]
Related Parties

Note 7 – Related Party Transactions

The Company is related to Discover Development LLC and Drinx Tec Inc. through common ownership.

Discover Development LLC – The Company leases its production facility from Discover Development LLC for monthly rent of $15,000 under an operating lease agreement expiring July 1, 2025. Total related party rent expense during the nine months ending September 30, 2020 and 2019 totaled $119,500 and $107,250, respectively. Since this is a sub-lease by the owner of the Company, the monthly payment did differ from the monthly rent of $15,000. The Company is contractually obligated under the lease for annual payments as follows:

2020 (3 months)	45,000
2021	180,000
2022	180,000
2023	180,000
2024	180,000
Thereafter	45,000

Total	$810,000

Amounts due to Discover Development LLC at September 30, 2020 and December 31, 2019 were $992,710 and $108,426, respectively. Interest charged by Discover Development LLC to the Company during the nine months ending September 30, 2020 and 2019 was approximately $69,500 and $14,000, respectively. The Company received advances of $311,862 and paid $474,165 to Discover Development LLC during the nine months ending September 30, 2019. The Company received advances of $1,234,345 and paid $419,602 to Discover Development LLC during the nine months ending September 30, 2020.

Drinx Tec Inc. – Drinx Tec Inc. holds certain beverage technologies. Drinx Tec Inc. utilizes the Company’s personnel for certain administrative functions. During the nine months ending September 30, 2019, the Company charged Drinx Tec Inc. approximately $493,000 for its share of administrative costs, recorded as an offset to operating expenses in the statement of operations. During the nine months ending September 30, 2020, the Company charged Drinx Tec Inc. approximately $0 for its share of administrative costs.

Related party payables consist of the following at September 30, 2020 and December 31, 2019:

	2020	2019

Discover Development LLC	$992,710	$108,426

Drinx Tec Inc. note payable (see below)	-	125,000

Total related party notes payable	$992,710	$233,426

In 2018, Drinx Tec Inc., a related party through common ownership, obtained a $125,000 note payable from an individual requiring interest only payments at a rate of 15% until maturity in December 2020. Drinx Tec then advanced the $125,000 to the Company under the same terms. The note was repaid 2020.

Note 8 – Related Party Transactions

The Company is related to Discover Development LLC and Drinx Tec Inc. through common ownership.

Discover Development LLC – The Company leases its production facility from Discover Development LLC for monthly rent of $14,500 under an operating lease agreement expiring July 1, 2025. Total related party rent expense during the years ended December 31, 2019 and 2018 totaled $142,500 and $144,000, respectively. The Company is contractually obligated under the lease for annual payments as follows:

Years ending December 31, 2020	$177,000
2021	180,000
2022	180,000
2023	180,000
2024	180,000
Thereafter	90,000

Total	$987,000

Amounts due to Discover Development LLC as of December 31, 2019 and 2018 were $108,426 and $353,445, respectively. Interest charged by Discover Development LLC to the Company during the year ended December 31, 2019 was approximately $38,300. Interest was not charged by Discover Development during the year ended December 31, 2018. The Company received advances of $596,974 and paid $634,390 to Discover Development LLC during the year ended December 31, 2018. The Company received advances of $1,053,437 and paid $808,418 to Discover Development LLC and received no advances during the year ended December 31, 2019.

Drinx Tec Inc. – Drinx Tec Inc. holds certain beverage technologies. Drinx Tec Inc. utilizes the Company’s personnel for certain administrative functions. During the year ending December 31, 2019, the Company charged Drinx Tec Inc. approximately $609,000 for its share of administrative costs, recorded as an offset to operating expenses in the statement of operations.

Related party payables consist of the following at December 31, 2019 and 2018:

	2019	2018

Discover Development LLC	$108,426	$353,445

Drinx Tec Inc. note payable (see below)	125,000	125,000

Other	-	30,884

Total related party notes payable	$233,426	$509,329

In 2018, Drinx Tec Inc., a related party through common ownership, obtained a $125,000 note payable from an individual requiring interest only payments at a rate of 15% until maturity in December 2020. Drinx Tec then advanced the $125,000 to the Company under the same terms.

Canfield [Member]
Related Parties

NOTE 4. RELATED PARTY LOAN

On June 21, 2019, the Company entered into a short-term loan with Michael West, an officer of the Company, for $276,550. The loan has a one-year term from June 21, 2019, and is non-interest bearing. The Company made payments of $78,701 on this loan, resulting in a loan balance of $197,849 and $0 as of December 31, 2019 and December 31, 2018, respectively.